Revenues Contract costs, assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Contract with Customer, Asset and Liability [Abstract]
Capitalized contract cost, amortization	$ 0.1	$ 0.2
Contract with customer, asset, net	3.4	3.4
Contract with customer, liability, current	21.7	21.7	$ 29.5
Contract with customer, liability, revenue recognized	$ 0.6	$ 29.5